Annual Fund Operating Expenses - BlackRock Cash Funds: Institutional - SL Agency Shares	Apr. 30, 2021	[2]
Operating Expenses:
Management Fees (as a percentage of Assets)	0.10%	[1]
Distribution and Service (12b-1) Fees	none
Component1 Other Expenses	0.02%
Component2 Other Expenses		[3]
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.12%
Fee Waiver or Reimbursement	(0.03%)	[1],[3]
Net Expenses (as a percentage of Assets)	0.09%	[1],[3]

[1]
BFA has contractually agreed to waive a portion of its management fee through June 30, 2023. After giving effect to such contractual waiver, the management fee will be 0.07%. The contractual waiver may not be terminated prior to July 1, 2023 without the consent of the Board of Trustees of MIP.

[2]
The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and Money Market Master Portfolio, a series of Master Investment Portfolio (“MIP”), in which the Fund invests. Management fees are paid by Money Market Master Portfolio.

[3]
Independent Expenses consist of the Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and Money Market Master Portfolio. BlackRock Advisors, LLC (“BAL”), the administrator to the Fund, and BFA, the investment adviser to Money Market Master Portfolio, have contractually agreed to reimburse, or provide offsetting credits to, the Fund and Money Market Master Portfolio, as applicable, for Independent Expenses through June 30, 2023. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to July 1, 2023 without the consent of the Boards of Trustees of the Trust and MIP.